Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income/(loss)	¥ (243,819,961)	$ (38,260,673)	¥ 33,585,084	¥ 47,236,997
Net income/(loss) from discontinued operation	(244,068,780)	(38,299,718)	29,638,700	42,438,138
Net income from continuing operations	248,819	39,045	3,946,384	4,798,859
Adjustments for:
Depreciation of property and equipment	4,257,506	668,096	3,913,937	3,821,283
Amortization of land use rights	946,697	148,557	946,697	940,247
Amortization of acquired intangible assets	33,120	5,197	5,000	5,000
Loss on disposal of property and equipment	23,884	3,748
Gain on acquisition of Youxi Software	(2,823,630)	(443,089)
Changes in assets and liabilities:
Inventories	1,349,730	211,802	(1,577,330)	0
Prepayments and other current assets	17,618,483	2,764,724	368,933	10,232,207
Amounts due from related parties			977,770	4,873,445
Amounts due from Affected Entity	8,884,600	1,394,188	3,482,533
Accounts payable	(1,379,609)	(216,491)	6,163,277
Amounts due to related parties	(396,000)	(62,141)		(2,980,600)
Amounts due to Affected Entity	54,631,354	8,572,852	28,254,761	46,825,518
Salaries and welfare payable	1,792,411	281,268	131,339	127,223
Taxes payable	417,218	65,471	249,897	(518,613)
Deferred revenue, current and non-current	(3,975,173)	(623,791)	176,980	(1,000,000)
Accrued liabilities and other current liabilities	(18,466,836)	(2,897,850)	(208,685)	(6,146,589)
Deferred tax assets	(91,092)	(14,294)
Net cash provided by operating activities from continuing operations	63,071,482	9,897,292	46,831,493	60,977,980
Net cash (used in)/provided by operating activities from discontinued operation	(32,463,882)	(5,094,291)	2,624,493	(2,202,928)
Net cash provided by operating activities	30,607,600	4,803,001	49,455,986	58,775,052
Cash flows from investing activities:
Purchase of short-term investments	(107,500,000)	(16,869,096)	(55,000,000)	(30,000,000)
Proceeds from maturity of short-term investments	107,500,000	16,869,096	65,000,000	15,060,931
Purchase of property and equipment	(2,249,341)	(352,971)	(3,909,253)	(13,050)
Loans lent to related parties			(22,161,208)	(26,471,645)
Repayments of loans by related parties			28,139,563	17,828,445
Receipts of the consideration from the divestiture of Lianwai Kindergarten				3,000,000
Advance deposit for intent acquisition	(100,000,000)	(15,692,182)
Purchase of Youxi Software	(296,789)	(46,573)
Purchase of Qingtian International School	(12,188,781)	(1,912,686)
Net cash (used in)/provided by investing activities from continuing operations	(114,734,911)	(18,004,412)	12,069,102	(20,595,319)
Net cash (used in)/provided by investing activities from discontinued operation	(40,315,605)	(6,326,398)	7,688,534	(14,143,681)
Net cash (used in)/provided by investing activities	(155,050,516)	(24,330,810)	19,757,636	(34,739,000)
Cash flows from financing activities:
Proceeds from short-term borrowings with banks	97,000,000	15,221,417	43,400,000	44,800,000
Repayments of short-term borrowings with banks	(44,895,606)	(7,045,100)	(63,304,394)	(69,000,000)
Proceeds from short-term borrowings from related parties				3,049,462
Repayment of short-term borrowings to related parties				(3,049,462)
Repayments of loan payable due to Lianwai Kindergarten				(16,349,911)
Proceeds from issuance of ordinary shares upon IPO			208,718,163
Cash paid for initial public offering related costs			(38,023,962)
Net cash (used in)/provided by financing activities from continuing operations	52,104,394	8,176,317	150,789,807	(40,549,911)
Net cash provided by/(used in) financing activities from discontinued operation	63,566,667	9,974,997	(24,000,000)	38,588,379
Net cash (used in)/provided by financing activities	115,671,061	18,151,314	126,789,807	(1,961,532)
Effect of exchange rate changes on cash and cash equivalents	(4,586,028)	(719,648)	(7,956,640)
Net increase/(decrease) in cash and cash equivalents	(13,357,883)	(2,096,143)	188,046,789	22,074,520
Cash and cash equivalents at the beginning of year	212,769,706	33,388,210	24,722,917	2,648,397
Cash and cash equivalents at the end of year	199,411,823	31,292,067	212,769,706	24,722,917
Supplemental disclosure of cash flow information:
Cash paid for interest expenses			2,148,384	3,424,930
Cash paid for income tax expenses	955,081	149,873
Supplemental schedule of non-cash investing and financing activities:
Payables for property and equipment			¥ 1,061,462	¥ 3,723,326
Payables for Qingtian International School acquisition	¥ 8,000,000	$ 1,255,375